Schedule of Share-based Payment Award, Warrants, Valuation Assumptions (Details)	12 Months Ended
Jan. 31, 2015
Derivative Liabilities Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 1	209.37%
Derivative Liabilities Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 2	0.00%
Derivative Liabilities Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 3	2.5
Derivative Liabilities Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 4	0.69%